Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

September 6, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Institutional Trust
(filing relates to Western Asset Institutional U.S. Treasury Obligations Money Market Fund (the “Fund”))
(File Nos. 33-49552 and 811-6740)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Institutional Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to
Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of the Prospectuses and Statement of Additional Information relating to the Fund that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 87 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on August 30, 2013 and became effective on September 3, 2013, is the most recent amendment to the Trust’s Registration Statement.

Please call the undersigned at (617) 951-8381 or Barry N. Hurwitz at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Mari A. Wilson

Mari A. Wilson